Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2016
Registrant Name	FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Central Index Key	0001535538
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Oct. 01, 2016
Franklin K2 Alternative Strategies Fund-07 | Franklin K2 Alternative Strategies Fund | Class A
Risk/Return:
Trading Symbol	FAAAX
Franklin K2 Alternative Strategies Fund-07 | Franklin K2 Alternative Strategies Fund | Class C
Risk/Return:
Trading Symbol	FASCX
Franklin K2 Alternative Strategies Fund-07 | Franklin K2 Alternative Strategies Fund | Class R
Risk/Return:
Trading Symbol	FSKKX
Franklin K2 Alternative Strategies Fund-07 | Franklin K2 Alternative Strategies Fund | Class R6
Risk/Return:
Trading Symbol	FASRX
Franklin K2 Alternative Strategies Fund-07 | Franklin K2 Alternative Strategies Fund | Advisor Class
Risk/Return:
Trading Symbol	FABZX
K2 Global Macro Opportunities Fund-01 | Franklin K2 Global Macro Opportunities Fund | Advisor Class
Risk/Return:
Trading Symbol	FKMZX
K2 Global Macro Opportunities Fund-01 | Franklin K2 Global Macro Opportunities Fund | Class A
Risk/Return:
Trading Symbol	FKMAX
K2 Global Macro Opportunities Fund-01 | Franklin K2 Global Macro Opportunities Fund | Class C
Risk/Return:
Trading Symbol	FKMDX
K2 Global Macro Opportunities Fund-01 | Franklin K2 Global Macro Opportunities Fund | Class R
Risk/Return:
Trading Symbol	FKMRX
K2 Global Macro Opportunities Fund-01 | Franklin K2 Global Macro Opportunities Fund | Class R6
Risk/Return:
Trading Symbol	FKMQX
Franklin K2 Long Short Credit Fund-02 | Franklin K2 Long Short Credit Fund | Advisor Class
Risk/Return:
Trading Symbol	FKLZX
Franklin K2 Long Short Credit Fund-02 | Franklin K2 Long Short Credit Fund | Class A
Risk/Return:
Trading Symbol	FKLSX
Franklin K2 Long Short Credit Fund-02 | Franklin K2 Long Short Credit Fund | Class C
Risk/Return:
Trading Symbol	FKLCX
Franklin K2 Long Short Credit Fund-02 | Franklin K2 Long Short Credit Fund | Class R
Risk/Return:
Trading Symbol	FKLRX
Franklin K2 Long Short Credit Fund-02 | Franklin K2 Long Short Credit Fund | Class R6
Risk/Return:
Trading Symbol	FKLQX
Franklin Pelagos Commodities Strategy Fund-04 | Franklin Pelagos Commodities Strategy Fund | Advisor Class
Risk/Return:
Trading Symbol	FSLPX
Franklin Pelagos Commodities Strategy Fund-04 | Franklin Pelagos Commodities Strategy Fund | Class A
Risk/Return:
Trading Symbol	FLSQX
Franklin Pelagos Commodities Strategy Fund-04 | Franklin Pelagos Commodities Strategy Fund | Class C
Risk/Return:
Trading Symbol	FLSVX
Franklin Pelagos Commodities Strategy Fund-04 | Franklin Pelagos Commodities Strategy Fund | Class R
Risk/Return:
Trading Symbol	FLSWX
Franklin Pelagos Commodities Strategy Fund-04 | Franklin Pelagos Commodities Strategy Fund | Class R6
Risk/Return:
Trading Symbol	FPELX